Consolidated Statements of Operations (Tables)	12 Months Ended
Dec. 31, 2020
Consolidated Statements of Operations
Schedule of gross revenue

Years ended December 31:	2020	2019	2018
Royalty, goods and products and services	$48,441	$101,013	$124,059
Interest	531	1,057	676
Dividends	—	—	168
Gain on securities, net	758	931	3,856
Other, including medical and real estate sectors	9,702	10,266	10,992
Revenue	$59,432	$113,267	$139,751

Schedule of group's costs of sales and services comprised

Years Ended December 31:	2020	2019		2018
Royalty, goods and products and services	$22,102	$95,189		$119,552
Market value (increase) decrease on commodity inventories	—	(160)		109
Write-down of inventories	469	1,822		—
(Gain) loss on derivative contracts, net	—	(122)		794
Fair value gain on investment property, net of write-down of real estate for sale	(757)	(3,122)	*	—
Loss (gain) on dispositions of subsidiaries, net	546	(2,243)		(25,099)
Gains on settlements and derecognition of liabilities	(2,600)	(1,168)		(9,502)
Change in fair value of loan payable at FVTPL	549	979		167
Other, including medical and real estate sectors	6,561	5,386	*	9,188
Total costs and other	$26,870	$96,561		$95,209

*Reclassified

Schedule of costs of sales and services

Years ended December 31:	2020	2019	2018
Inventories as costs of goods sold (including depreciation expenses allocated to costs of goods sold)	$5,041	$72,414	$92,138

Schedule of Group's credit lossees

Years ended December 31:	2020	2019	2018
Credit losses on loans and receivables and guarantees, net of recoveries	$(3,108)	$13,398	$34,985

Schedule of Gain on Disposition of subsidiaries

Years Ended December 31:	2020	2019	2018
Net assets (liabilities) in excess of considerations received	$331	$(485)	$(25,771)
Reclassification adjustment for the exchange differences upon dispositions of subsidiaries	215	(1,758)	672
Loss (gain) on dispositions of subsidiaries, net (see Note 29)	$546	$(2,243)	$(25,099)

Schedule of selling, general and administrative expenses

Years ended December 31:	2020	2019	2018
Compensation (wages and salaries)	$4,083	$6,762	$10,305
Legal and professional	6,794	5,050	4,469
Accounting	1,294	1,965	1,784
Consulting and fees	2,836	2,365	4,276
Depreciation and amortization	557	502	254
Office	708	874	1,026
Reimbursement of expenses (net of recovery)	257	749	(1,579)
Other	3,372	4,306	5,830
	$19,901	$22,573	$26,365

Schedule of nature of expenses incurred in continuing operations

Years Ended December 31:	2020	2019	2018
Depreciation, amortization and depletion	$11,470	$8,287	$5,712
Employee benefits expenses*	7,253	13,727	18,403

*     Employee benefits expenses do not include the directors’ fees of the Company. For directors’ fees, see Note 26.